Average Annual Total Returns - VIPBondIndexPortfolio-InitialServiceService2PRO - VIPBondIndexPortfolio-InitialServiceService2PRO - VIP Bond Index Portfolio	Apr. 29, 2023
VIP Bond Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.19%)
Since Inception	0.23%	[1]
VIP Bond Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(13.38%)
Since Inception	(0.02%)	[2]
VIP Bond Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(13.27%)
Since Inception	(1.02%)	[3]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.48%

[1]	A From April 19, 2018
[2]	C From April 19, 2018
[3]	B From April 11, 2019